Loans	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Loans
Note 6.    Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2020 Apr. 30
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$28	$40	$146	$214
Originations net of repayments and other derecognitions	2	(2)	(5)	(5)
Changes in model	(1)	2	–	1
Net remeasurement (2)	23	35	25	83
Transfers (2)
– to 12-month ECL	8	(6)	(2)	–
– to lifetime ECL performing	(10)	14	(4)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Provision for (reversal of) credit losses (3)	22	41	16	79
Write-offs	–	–	(3)	(3)
Recoveries	–	–	1	1
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	–	1	2	3
Balance at end of period	$50	$82	$158	$290
Personal
Balance at beginning of period	$182	$268	$121	$571
Originations net of repayments and other derecognitions	8	(9)	(4)	(5)
Changes in model	(4 4)	7 9	–	35
Net remeasurement (2)	3 1	168	81	28 0
Transfers (2)
– to 12-month ECL	43	(42)	(1)	–
– to lifetime ECL performing	(35)	40	(5)	–
– to lifetime ECL credit-impaired	–	(20)	20	–
Provision for (reversal of) credit losses (3)	3	216	91	310
Write-offs	–	–	(97)	(97)
Recoveries	–	–	15	15
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	–	–	2	2
Balance at end of period	$185	$484	$130	$799
Credit card
Balance at beginning of period	$159	$347	$–	$506
Originations net of repayments and other derecognitions	(2)	(28)	–	(30)
Changes in model	(19)	54	–	35
Net remeasurement (2)	(7)	264	43	300
Transfers (2)
– to 12-month ECL	45	(45)	–	–
– to lifetime ECL performing	(31)	31	–	–
– to lifetime ECL credit-impaired	–	(59)	59	–
Provision for (reversal of) credit losses (3)	(14)	217	102	305
Write-offs	–	–	(128)	(128)
Recoveries	–	–	26	26
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	1	–	1
Balance at end of period	$145	$565	$–	$710
Business and government
Balance at beginning of period	$231	$163	$393	$787
Originations net of repayments and other derecognitions	24	(1)	(5)	18
Changes in model	14	(5)	–	9
Net remeasurement (2)	314	246	131	691
Transfers (2)
– to 12-month ECL	13	(11)	(2)	–
– to lifetime ECL performing	(131)	133	(2)	–
– to lifetime ECL credit-impaired	–	(12)	12	–
Provision for (reversal of) credit losses (3)	234	350	134	718
Write-offs	–	–	(16)	(16)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(3)	(3)
Foreign exchange and other	9	4	10	23
Balance at end of period	$474	$517	$521	$1,512
Total ECL allowance (4)	$854	$1,648	$809	$3,311
Comprises:
Loans	$704	$1,553	$807	$3,064
Undrawn credit facilities and other off-balance sheet exposures (5)	150	95	2	247
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at April 30, 2020 (January 31, 2020: $2 million), $13 million of which was
a
stage 3 ECL allowance on originated

credit-impair
e
d
amortized cost debt securities (January 31, 2020: nil). The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2020 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2020 Jan. 31				2019 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$28	$43	$140	$211	$29	$46	$149	$224
Originations net of repayments and other derecognitions	1	(3)	(5)	(7)	1	(2)	(4)	(5)
Changes in model	(1)	–	–	(1)	(1)	(6)	–	(7)
Net remeasurement (2)	(12)	7	22	17	(10)	9	18	17
Transfers (2)
– to 12-month ECL	12	(10)	(2)	–	11	(9)	(2)	–
– to lifetime ECL performing	(1)	5	(4)	–	(1)	5	(4)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(2)	2	–
Provision for (reversal of) credit losses (3)	(1)	(3)	13	9	–	(5)	10	5
Write-offs	–	–	(3)	(3)	–	–	(8)	(8)
Recoveries	–	–	1	1	–	–	–	–
Interest income on impaired loans	–	–	(5)	(5)	–	–	(3)	(3)
Foreign exchange and other	1	–	–	1	1	1	–	2
Balance at end of period	$28	$40	$146	$214	$30	$42	$148	$220
Personal
Balance at beginning of period	$174	$271	$128	$573	$182	$226	$117	$525
Originations net of repayments and other derecognitions	9	(13)	(3)	(7)	8	(13)	–	(5)
Changes in model	11	(7)	–	4	(1)	–	–	(1)
Net remeasurement (2)	(71)	90	64	83	(46)	55	79	88
Transfers (2)
– to 12-month ECL	67	(65)	(2)	–	54	(53)	(1)	–
– to lifetime ECL performing	(8)	11	(3)	–	(11)	16	(5)	–
– to lifetime ECL credit-impaired	–	(19)	19	–	–	(13)	13	–
Provision for (reversal of) credit losses (3)	8	(3)	75	80	4	(8)	86	82
Write-offs	–	–	(100)	(100)	–	–	(98)	(98)
Recoveries	–	–	20	20	–	–	14	14
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	–	–	(1)	(1)	–	–	(1)	(1)
Balance at end of period	$182	$268	$121	$571	$186	$218	$117	$521
Credit card
Balance at beginning of period	$145	$340	$–	$485	$103	$369	$–	$472
Originations net of repayments and other derecognitions	–	(17)	–	(17)	–	(11)	–	(11)
Changes in model	13	5	–	18	–	–	–	–
Net remeasurement (2)	(77)	156	40	119	(34)	117	44	127
Transfers (2)
– to 12-month ECL	87	(87)	–	–	46	(46)	–	–
– to lifetime ECL performing	(9)	9	–	–	(8)	8	–	–
– to lifetime ECL credit-impaired	–	(58)	58	–	–	(58)	58	–
Provision for (reversal of) credit losses (3)	14	8	98	120	4	10	102	116
Write-offs	–	–	(126)	(126)	–	–	(131)	(131)
Recoveries	–	–	28	28	–	–	29	29
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	(1)	–	(1)	–	–	–	–
Balance at end of period	$159	$347	$–	$506	$107	$379	$–	$486
Business and government
Balance at beginning of period	$239	$158	$378	$775	$212	$134	$278	$624
Originations net of repayments and other derecognitions	7	(5)	(5)	(3)	8	(8)	(5)	(5)
Changes in model	–	4	(1)	3	6	3	2	11
Net remeasurement (2)	(29)	22	59	52	(18)	17	47	46
Transfers (2)
– to 12-month ECL	24	(22)	(2)	–	18	(17)	(1)	–
– to lifetime ECL performing	(11)	12	(1)	–	(3)	4	(1)	–
– to lifetime ECL credit-impaired	–	(8)	8	–	(1)	(9)	10	–
Provision for (reversal of) credit losses (3)	(9)	3	58	52	10	(10)	52	52
Write-offs	–	–	(40)	(40)	–	–	(50)	(50)
Recoveries	–	–	3	3	–	–	5	5
Interest income on impaired loans	–	–	(5)	(5)	–	–	(7)	(7)
Foreign exchange and other	1	2	(1)	2	2	2	5	9
Balance at end of period	$231	$163	$393	$787	$224	$126	$283	$633
Total ECL allowance (4)	$600	$818	$660	$2,078	$547	$765	$548	$1,860
Comprises:
Loans	$537	$753	$658	$1,948	$491	$712	$548	$1,751
Undrawn credit facilities and other off-balance sheet exposures (5)	63	65	2	130	56	53	–	109
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at January 31, 2020 and April 30, 2019 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the six months ended	2020 Apr. 30				2019 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$28	$43	$140	$211	$27	$44	$143	$214
Originations net of repayments and other derecognitions	3	(5)	(10)	(12)	2	(6)	(12)	(16)
Changes in model	(2)	2	–	–	(1)	(6)	–	(7)
Net remeasurement (2)	11	42	47	100	(21)	20	47	46
Transfers (2)
– to 12-month ECL	20	(16)	(4)	–	22	(16)	(6)	–
– to lifetime ECL performing	(11)	19	(8)	–	(1)	10	(9)	–
– to lifetime ECL credit-impaired	–	(4)	4	–	–	(3)	3	–
Provision for (reversal of) credit losses (3)	21	38	29	88	1	(1)	23	23
Write-offs	–	–	(6)	(6)	–	–	(13)	(13)
Recoveries	–	–	2	2	–	–	1	1
Interest income on impaired loans	–	–	(9)	(9)	–	–	(6)	(6)
Foreign exchange and other	1	1	2	4	2	(1)	–	1
Balance at end of period	$50	$82	$158	$290	$30	$42	$148	$220
Personal
Balance at beginning of period	$174	$271	$128	$573	$190	$199	$109	$498
Originations net of repayments and other derecognitions	17	(22)	(7)	(12)	18	(26)	–	(8)
Changes in model	(3 3)	72	–	3 9	–	–	1	1
Net remeasurement (2)	(4 0)	258	145	363	(100)	144	151	195
Transfers (2)
– to 12-month ECL	110	(107)	(3)	–	103	(101)	(2)	–
– to lifetime ECL performing	(43)	51	(8)	–	(25)	34	(9)	–
– to lifetime ECL credit-impaired	–	(39)	39	–	–	(32)	32	–
Provision for (reversal of) credit losses (3)	11	213	166	390	(4)	19	173	188
Write-offs	–	–	(197)	(197)	–	–	(194)	(194)
Recoveries	–	–	35	35	–	–	31	31
Interest income on impaired loans	–	–	(3)	(3)	–	–	(2)	(2)
Foreign exchange and other	–	–	1	1	–	–	–	–
Balance at end of period	$185	$484	$130	$799	$186	$218	$117	$521
Credit card
Balance at beginning of period	$145	$340	$–	$485	$102	$370	$–	$472
Originations net of repayments and other derecognitions	(2)	(45)	–	(47)	–	(23)	–	(23)
Changes in model	(6)	59	–	53	1	–	–	1
Net remeasurement (2)	(84)	420	83	419	(82)	218	93	229
Transfers (2)
– to 12-month ECL	132	(132)	–	–	103	(103)	–	–
– to lifetime ECL performing	(40)	40	–	–	(18)	18	–	–
– to lifetime ECL credit-impaired	–	(117)	117	–	–	(103)	103	–
Provision for (reversal of) credit losses (3)	–	225	200	425	4	7	196	207
Write-offs	–	–	(254)	(254)	–	–	(256)	(256)
Recoveries	–	–	54	54	–	–	60	60
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	1	2	–	3
Balance at end of period	$145	$565	$–	$710	$107	$379	$–	$486
Business and government
Balance at beginning of period	$239	$158	$378	$775	$180	$147	$230	$557
Originations net of repayments and other derecognitions	31	(6)	(10)	15	14	(13)	(12)	(11)
Changes in model	14	(1)	(1)	12	6	3	3	12
Net remeasurement (2)	285	268	190	743	(2)	32	144	174
Transfers (2)
– to 12-month ECL	37	(33)	(4)	–	33	(31)	(2)	–
– to lifetime ECL performing	(142)	145	(3)	–	(5)	7	(2)	–
– to lifetime ECL credit-impaired	–	(20)	20	–	(1)	(21)	22	–
Provision for (reversal of) credit losses (3)	225	353	192	770	45	(23)	153	175
Write-offs	–	–	(56)	(56)	–	–	(98)	(98)
Recoveries	–	–	6	6	–	–	6	6
Interest income on impaired loans	–	–	(8)	(8)	–	–	(9)	(9)
Foreign exchange and other	10	6	9	25	(1)	2	1	2
Balance at end of period	$474	$517	$521	$1,512	$224	$126	$283	$633
Total ECL allowance (4)	$854	$1,648	$809	$3,311	$547	$765	$548	$1,860
Comprises:
Loans	$704	$1,553	$807	$3,064	$491	$712	$548	$1,751
Undrawn credit facilities and other off-balance sheet exposures (5)	150	95	2	247	56	53	–	109
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at April 30, 2020 (April 30, 2019: $1 million), $13 million of which was

a
stage 3 ECL allowance on originated

credit-impa
i
r
e
d

amortized cost debt securities (April 30, 2019: nil). The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2020 and April 30, 2019 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

Inputs, assumptions and model techniques
Our ECL allowances are estimated using complex models that incorporate inputs, assumptions and model techniques that involve a high degree of management judgment. In particular, the following ECL elements are subject to a high level of judgment that can have a significant impact on the level of ECL allowances provided:
•	Determining when a significant increase in credit risk (SICR) of a loan has occurred;
•	Measuring both 12-month and lifetime credit losses; and
•	Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios driven by the changes in the macroeconomic environment.
In addition, the interrelationship between these elements is also subject to a high degree of judgment which can also have a significant impact on the level of ECL recognized.
The uncertainties inherent in the COVID-19 pandemic have increased the level of judgment applied in respect of all these elements as discussed below. Actual credit losses could differ materially from those reflected in our estimates
.
Determining when a significant increase in credit risk has occurred
The determination of whether a loan has experienced a SICR has a significant impact on the level of ECL allowance as loans that are in stage 1 are measured at 12-month ECL, while loans in stage 2 are measured at lifetime ECL. Migration of loans between stage 1 and stage 2 can cause significant volatility in the amount of the recognized ECL allowances and the provision for credit losses in a particular period.
For the majority of our retail loan portfolios, we determine a SICR based on relative changes in the loan’s lifetime probability of default (PD) since its initial recognition. The PDs used for this purpose are the expected value of our upside, downside and base case lifetime PDs. Significant judgment is involved in determining the upside, downside and base case lifetime PDs through the incorporation of forward-looking information into long-run PDs, in determining the probability weightings of the scenarios, and in determining the relative changes in PDs that are indicative of a SICR for our various retail products. Increases in the expected PDs or decreases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 1 to stage 2, which in turn can cause a significant increase in the amount of ECL allowances recognized. In contrast, decreases in the expected PDs or increases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 2 to stage 1.
For the majority of our business and government loan portfolios, we determine a SICR based on relative changes in internal risk ratings since initial recognition. Significant judgment is involved in the determination of the internal risk ratings. Deterioration or improvement in the risk ratings or adjustments to the risk rating downgrade thresholds used to determine a SICR can cause significant migration of loans and securities between stage 1 and stage 2, which in turn can have a significant impact on the amount of ECL allowances recognized. While potentially significant to the level of ECL allowances recognized, the thresholds for changes in PDs that are indicative of a SICR for our retail portfolios and the risk rating downgrade thresholds used to determine a SICR for our business and government loan portfolios are not expected to change frequently.
All loans on which repayment of principal or payment of interest is contractually 30 days in arrears and all business and government loans that have migrated to the watch list are normally automatically migrated to stage 2 from stage 1.
Impact of the COVID-19 pandemic
The determination of whether a SICR has occurred in the COVID-19 pandemic required a heightened application of judgment in a number of areas, including with respect to the evaluation of the evolving macroeconomic environment and the various client relief programs we have provided to our clients and the unprecedented level of government support being provided to individuals and businesses.
Consistent with guidance issued by the IASB, interest or principal deferments pursuant to various relief programs provided to both our retail and business and government clients have not automatically resulted in a SICR that would trigger migration to stage 2 by reason only that a deferral under the program was granted. However, the inclusion of a loan in a relief program did not preclude its migration to stage 2 if we determined that there was a SICR.
For retail clients and consistent with our past practice, SICR was determined based on an evaluation of the relative increase in lifetime PDs using forward-looking indicators reflective of our expectations. However, we applied judgment in the degree that our forecasts of certain forward-looking indicators over the remainder of 2020, including unemployment, should cause a SICR in light of our expectations for a relatively short duration for the trough of the downturn and the level of government support provided.
For the majority of our business and government clients, we continued to utilize risk ratings as the primary determinant of a SICR. We applied judgment in the determination of the industries most impacted by the COVID-19 pandemic and assessed the associated impact on risk ratings after considering the benefit of government support.
Measuring both 12-month and lifetime expected credit losses
Our ECL models leverage the PD, loss given default (LGD), and exposure at default (EAD) parameters, as well as the portfolio segmentation used to calculate Basel expected loss regulatory adjustments for the portion of our retail and business and government portfolios under the advanced internal ratings-based (AIRB) approach. Adjustments are made to the Basel parameters to meet IFRS 9 requirements, including the conversion of through-the-cycle and downturn parameters used in the Basel regulatory calculations to point-in-time parameters used under IFRS 9 that consider forward-looking information. For standardized business and government portfolios, available long-run PDs, LGDs and EADs are also converted to point-in-time parameters through the incorporation of forward-looking information for the purpose of measuring ECL under IFRS 9.
Significant judgment is involved in determining which forward-looking information variables are relevant for particular portfolios and in determining the extent by which through-the-cycle parameters should be adjusted for forward-looking information to determine point-in-time parameters. While changes in the set of forward-looking information variables used to convert through-the-cycle PDs, LGDs and EADs into point-in-time parameters can either increase or decrease ECL allowances in a particular period, changes to the mapping of forward-looking information variables to particular portfolios are expected to be infrequent. However, changes in the particular forward-looking information parameters used to quantify point-in-time parameters will be frequent as our forecasts are updated on a quarterly basis. Increases in the level of pessimism in the forward-looking information variables will cause increases in ECL, while increases in the level of optimism in the forward-looking information variables will cause decreases in ECL. These increases and decreases could be significant in any particular period and will start to occur in the period where our outlook of the future changes.
With respect to the lifetime of a financial instrument, the maximum period considered when measuring ECL is the maximum contractual period over which we are exposed to credit risk. For revolving facilities, such as credit cards, the lifetime of a credit card account is the expected behavioural life. Significant judgment is involved in the estimate of the expected behavioural life. Increases in the expected behavioural life will increase the amount of ECL allowances, in particular for revolving loans in stage 2.

Impact of the COVID-19 pandemic
The measurement of ECL in the COVID-19 pandemic required a heightened application of judgment in a number of areas, including with respect to our expectations concerning the degree to which forward-looking information would correlate with credit losses in the current downturn environment characterized by unprecedented levels of government support relative to the historical experience in our models. We applied judgment with respect to the degree that certain industries and portfolios would be negatively impacted by the COVID-19 pandemic and the degree that various new government support programs are expected to limit credit losses.
Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios
As indicated above, forward-looking information is incorporated into both our assessment of whether a financial asset has experienced a SICR since its initial recognition and in our estimate of ECL. From analysis of historical data, our risk management function has identified and reflected in our ECL allowance those relevant forward-looking information variables that contribute to credit risk and losses within our retail and business and government loan portfolios. Within our retail loan portfolio, key forward-looking information variables include unemployment rates, housing prices and gross domestic product (GDP) growth. In many cases these variables are forecasted at the provincial level. Housing prices are also forecasted at the municipal level in some cases. Within our business and government loan portfolio, key drivers that impact the credit performance of the entire portfolio include S&P 500 growth rates, business credit growth rates, unemployment rates and credit spreads, while forward-looking information variables such as commodity prices and mining activity are significant for certain portfolios.
For the majority of our loan portfolios, our forecast of forward-looking information variables is established from a “base case” or most likely scenario that is used internally by management for planning and forecasting purposes. For most of the forward-looking information variables related to our Canadian businesses, we have forecast scenarios by province. In forming the base case scenario, we consider the forecasts of international organizations and monetary authorities such as the Organisation for Economic Co-operation and Development (OECD), the International Monetary Fund (IMF), and the Bank of Canada, as well as private sector economists. We then derive reasonably possible “upside case” and “downside case” scenarios using external forecasts that are above and below our base case and the application of management judgment. A probability weighting is assigned to our base case, upside case and downside case scenarios based on management judgment.
The forecasting process is overseen by a governance committee consisting of internal stakeholders from across our bank including Risk Management, Economics, Finance and the impacted strategic business units (SBUs) and involves a significant amount of judgment both in determining the forward-looking information forecasts for our various scenarios and in determining the probability weighting assigned to the scenarios. In general, a worsening of our outlook on forecasted forward-looking information for each scenario, an increase in the probability of the downside case scenario occurring, or a decrease in the probability of the upside case scenario occurring will increase the number of loans migrating from stage 1 to stage 2 and increase the estimated ECL allowance. In contrast, an improvement in our outlook on forecasted forward-looking information, an increase in the probability of the upside case scenario occurring, or a decrease in the probability of the downside case scenario occurring will have the opposite impact. It is not possible to meaningfully isolate the impact of changes in the various forward-looking information variables for a particular scenario because of both the interrelationship between the variables and the interrelationship between the level of pessimism inherent in a particular scenario and its probability of occurring.
Impact of the COVID-19 pandemic
The forecasting of forward-looking information and the determination of scenario weightings in the COVID-19 pandemic required a heightened application of judgment in a number of areas as our forecast reflects numerous assumptions and uncertainties regarding the economic impact of the COVID-19 pandemic, which will ultimately depend on the speed at which an effective vaccine or treatment can be developed and administered on a mass scale, and the ability of governments, businesses and health care systems to effectively limit the epidemiological and economic impacts of potential resurgences of the virus in the intervening period.
Significant changes to our forecasts were made in the current quarter. The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
	Average	Average	Average	Average	Average	Average
	value over	value over	value over	value over	value over	value over
	the next	the remaining	the next	the remaining	the next	the remaining
As at April 30, 2020	12 months	forecast period (2)	12 months	forecast period (2)	12 months	forecast period (2)
Canadian Real GDP year-over-year growth (1)	(6.6)%	5.3%	(2.1)%	6.4%	(9.5)%	1.4%
Canadian unemployment rate (1)	10.9%	7.1%	8.9%	6.0%	12.8%	8.7%
Canadian Housing Price Index growth (1)	(3.0)%	0.8%	(0.1)%	4.3%	(5.9)%	(2.1)%
S&P 500 Index growth rate	(5.7)%	4.8%	10.3%	16.6%	(34.8)%	(17.1)%
West Texas Intermediate Oil Price (US$)	$36	$47	$51	$67	$30	$32

	Base case		Upside case		Downside case
	Average	Average	Average	Average	Average	Average
	value over	value over	value over	value over	value over	value over
	the next	the remaining	the next	the remaining	the next	the remaining
As at October 31, 2019	12 months	forecast period (2)	12 months	forecast period (2)	12 months	forecast period (2)
Canadian Real GDP year-over-year growth (1)	1.5%	1.8%	2.3%	2.5%	0.6%	0.8%
Canadian unemployment rate (1)	6.1%	5.9%	5.5%	5.5%	6.4%	6.5%
Canadian Housing Price Index growth (1)	1.6%	2.2%	4.8%	4.0%	(2.2)%	(0.8)%
S&P 500 Index growth rate	5.0%	4.7%	8.2%	6.6%	(3.7)%	(10.3)%
West Texas Intermediate Oil Price (US$)	$60	$60	$67	$74	$47	$43

(1)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

(2)	The remaining forecast period is generally two years.

The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. The underlying quarterly base case projection for 2020 is characterized by a severe downturn in the second calendar quarter of 2020 followed by a relatively rapid recovery in the latter half of 2020 into 2021, although not returning to the same level of economic activity experienced in the pre-COVID-19
period until at least 2022. Assumptions concerning the easing of government restrictions, including the forced closure of non-essential businesses and other social distancing requirements
, are material to these forecasts. The downside case forecast still reflects a recovery from the severe low expected in the second calendar quarter of 2020, but at a much slower rate and to a much lower level of sustained economic activity.
The graphs below contrast the quarterly projection of Canadian Real GDP and the Canadian unemployment rate for the base case for the period through to the end of the fourth calendar quarter in 2021.

As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment, particularly in light of the COVID-19 pandemic. If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $41 million higher than the recognized ECL as at April 30, 2020 (October 31, 2019: $63 million lower). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $1,127 million higher than the recognized ECL as at April 30, 2020 (October 31, 2019: $254 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the SICR that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2.
Use of management overlays
Management overlays to ECL allowance estimates are adjustments which we use in circumstances where we judge that our existing inputs, assumptions and model techniques do not capture all relevant risk factors. The emergence of new macroeconomic, microeconomic or political events, along with expected changes to parameters, models or data that are not incorporated in our current parameters, internal risk rating migrations, or forward-looking information are examples of such circumstances.
Impact of the COVID-19 pandemic
To address the uncertainties inherent in the current environment, we utilized management overlays with respect to the impact that the recent oil and gas price decline and the COVID-19 pandemic will have on the migration of those business and government exposures that we believe are the most susceptible to these risks and the resulting measurement of the ECL for those exposures. The mitigating impact of government support measures were considered in the determination of these overlays to the extent not already reflected in our models. In addition, management overlays were applied with respect to the impact of government support measures on the migration of retail exposures and the resulting measurement of the ECL for those exposures. In light of the unprecedented level of government support, the management overlays took into account our expectations concerning the degree to which forward-looking information would correlate with credit losses in the current downturn environment relative to the historical experience in our models.
The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized. Actual credit losses could differ materially from those reflected in our estimates.
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on the application of our
12-month
point-in-time
PD under IFRS 9 to our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2019 Annual Report for details on the CIBC risk categories.

Loans
(1)

$ millions, as at	2020 Apr. 30				2019 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$147,273	$19	$–	$147,292	$142,260	$–	$–	$142,260
– Very low	37,781	518	–	38,299	37,140	–	–	37,140
– Low	14,277	3,177	–	17,454	17,315	1,010	–	18,325
– Medium	611	4,228	–	4,839	1,207	5,312	–	6,519
– High	5	1,853	–	1,858	11	1,162	–	1,173
– Default	–	–	690	690	–	–	597	597
– Not rated	2,372	283	167	2,822	2,251	233	154	2,638
Gross residential mortgages (4)(5)	202,319	10,078	857	213,254	200,184	7,717	751	208,652
ECL allowance	50	82	158	290	28	43	140	211
Net residential mortgages	202,269	9,996	699	212,964	200,156	7,674	611	208,441
Personal
– Exceptionally low	22,482	–	–	22,482	24,258	–	–	24,258
– Very low	3,661	14	–	3,675	4,321	1,353	–	5,674
– Low	8,009	1,475	–	9,484	4,955	1,582	–	6,537
– Medium	2,470	2,236	–	4,706	3,703	1,611	–	5,314
– High	203	882	–	1,085	302	613	–	915
– Default	–	–	187	187	–	–	164	164
– Not rated	620	44	44	708	720	29	40	789
Gross personal (5)	37,445	4,651	231	42,327	38,259	5,188	204	43,651
ECL allowance	162	476	130	768	160	265	128	553
Net personal	37,283	4,175	101	41,559	38,099	4,923	76	43,098
Credit card
– Exceptionally low	2,238	–	–	2,238	3,015	–	–	3,015
– Very low	984	67	–	1,051	1,142	83	–	1,225
– Low	4,967	518	–	5,485	5,619	274	–	5,893
– Medium	1,067	803	–	1,870	1,344	565	–	1,909
– High	4	403	–	407	10	538	–	548
– Default	–	–	–	–	–	–	–	–
– Not rated	154	9	–	163	158	7	–	165
Gross credit card	9,414	1,800	–	11,214	11,288	1,467	–	12,755
ECL allowance	124	508	–	632	129	291	–	420
Net credit card	9,290	1,292	–	10,582	11,159	1,176	–	12,335
Business and government
– Investment grade	59,158	455	–	59,613	46,800	251	–	47,051
– Non-investment grade	84,291	7,425	–	91,716	80,780	3,443	–	84,223
– Watchlist	476	3,112	–	3,588	374	1,575	–	1,949
– Default	–	–	1,103	1,103	–	–	866	866
– Not rated	597	190	41	828	752	79	45	876
Gross business and government (4)(6)	144,522	11,182	1,144	156,848	128,706	5,348	911	134,965
ECL allowance	368	487	519	1,374	209	146	376	731
Net business and government	144,154	10,695	625	155,474	128,497	5,202	535	134,234
Total net amount of loans	$392,996	$26,158	$1,425	$420,579	$377,911	$18,975	$1,222	$398,108
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $32 million (October 31, 2019: $23 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $15 million were recognized as at April 30, 2020 (October 31, 2019: $2 million), $13 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2019: nil). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at April 30, 2020. Financial assets other than loans that are classified as amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Includes purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $38 million (October 31, 2019: $25 million) which were included in Other assets on our interim consolidated balance sheet.
(4)	Includes $41 million (October 31, 2019: $60 million) of residential mortgages and $23,104 million (October 31, 2019: $21,182 million) of business and government loans that are measured at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $8,993 million (October 31, 2019: $9,167 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at				2020 Apr. 30				2019 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$114,319	$184	$–	$114,503	$106,696	$120	$–	$106,816
– Very low	6,396	305	–	6,701	7,341	1,126	–	8,467
– Low	11,373	1,535	–	12,908	10,974	1,357	–	12,331
– Medium	1,540	1,196	–	2,736	1,737	752	–	2,489
– High	204	469	–	673	255	495	–	750
– Default	–	–	16	16	–	–	19	19
– Not rated	419	22	–	441	397	32	–	429
Gross retail	134,251	3,711	16	137,978	127,400	3,882	19	131,301
ECL allowance	44	65	–	109	30	55	–	85
Net retail	134,207	3,646	16	137,869	127,370	3,827	19	131,216
Business and government
– Investment grade	85,002	226	–	85,228	78,906	296	–	79,202
– Non-investment grade	51,498	2,408	–	53,906	52,379	1,282	–	53,661
– Watchlist	81	1,071	–	1,152	65	575	–	640
– Default	–	–	140	140	–	–	69	69
– Not rated	624	62	–	686	688	60	–	748
Gross business and government	137,205	3,767	140	141,112	132,038	2,213	69	134,320
ECL allowance	106	30	2	138	30	12	2	44
Net business and government	137,099	3,737	138	140,974	132,008	2,201	67	134,276
Total net undrawn credit facilities and other off-balance sheet exposures	$271,306	$7,383	$154	$278,843	$259,378	$6,028	$86	$265,492
CIBC client relief programs in response to COVID-19
CIBC has been actively engaged in lending activities to support our clients who are experiencing financial hardship caused by the COVID-19 pandemic. For our personal banking clients, deferred credit card payment relief for up to three months was provided to certain clients, with a lower effective interest rate of 10.99% during the deferral period. In addition, we have offered deferrals to regular Canadian residential mortgage payments for up to six months, as well as deferrals for regular payments on loans and lines of credit for up to two months. For our business and government loans, payment deferral programs have also been offered to clients in Canada, the United States, and other regions. As of April 30, 2020, the gross outstanding balance of loans for which CIBC provided payment deferrals was $1.8 billion for credit cards in Canada; $35.5 billion for residential mortgages in Canada; $2.3 billion for personal loans in Canada; $1.3 billion for various consumer loans in the Caribbean; and $10.7 billion for business and government loans, including $8.6 billion in Canada, $1.6 billion in the United States and $0.5 billion in the Caribbean
.
Loans contractually past due but not impaired
This comprises loans where repayment of principal or payment of interest is contractually in arrears. The following table provides an aging analysis of the contractually past due loans. Most risk rated business and government loans that were contractually past due at the time relief was provided pursuant to payment deferral programs have been presented in the aging category that applied at the time deferrals were granted. Other business and government loans, cards, personal loans and residential mortgages that were subject to a payment deferral program have generally been

presented
in the aging category that applied as at March 31, 2020 which approximated the time when the majority of the deferrals were granted, except that Canadian residential mortgages and certain secured personal loans that were less than 29 days past due at that time have been treated as current.

$ millions, as at				2020 Apr. 30	2019 Oct. 31 (1)
	Less than 31 days	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$2,706	$1,677	$–	$4,383	$3,840
Personal	1,072	350	–	1,422	1,027
Credit card	639	168	74	881	838
Business and government	1,702	187	–	1,889	1,081
	$6,119	$2,382	$74	$8,575	$6,786
(1)	Certain comparative period amounts related to loans contractually past due but not impaired in CIBC FirstCaribbean were restated.